CONSULTING FEES DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
CONSULTING FEES DISCLOSURE

16.          CONSULTING FEES

Year ended March 31,	2018	2017	2016
	in 000'$	in 000'$	in 000'$
Cash fee to management and others	$206	$226	$204
Shares and vested Options issued to key management and directors	941	1,572	466
Shares and vested Options issued to others	188	125	88
Biohaven options granted to the Company's directors	--	--	1,019
Biohaven options granted to Biohaven consultants and management	--	--	2,237
	$1,335	$1,923	$4,014